CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 797	$ 1,545	$ 1,877
Equity securities	17	153	97
Accounts receivable, net	13,361	12,642	15,887
Inventories, net	5,483	5,402	5,501
Restricted cash	168	167	242
Other current assets	1,522	1,285	1,972
Total current assets	21,348	21,194	25,576
Property and equipment, net	20,575	21,645	28,365
Operating lease right-of-use assets, net	3,681
Intangible assets, net	4,944	5,228	7,830
Goodwill	1,745	1,745	2,393
Restricted cash	101	101	101
Deferred tax assets	16	0
Non-current assets held for sale		0	1,735
Other assets	2,183	681	703
Total assets	54,593	50,594	66,703
Current liabilities:
Accounts payable	4,808	5,206	5,207
Accrued compensation	3,246	3,862	5,507
Accrued warranty	230	197	204
Deferred revenue		1,687	2,302
Deferred revenue	1,414
Operating lease liabilities	1,251
Current liabilities held-for-sale		0	835
Other current liabilities	2,474	2,265	2,915
Total current liabilities	13,423	13,217	16,970
Long-term debt, net of current portion	12,517	9,500	19,500
Deferred tax liabilities	121	121	254
Operating lease liabilities, net of current portion	2,564
Other liabilities		1,956	2,180
Other liabilities	1,715
Total liabilities	30,340	24,794	38,904
Commitments and contingencies (Note 9)
Stockholders' equity:
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; no shares issued or outstanding	0	0	0
Common stock, $0.0001 par value: 80,000,000 shares authorized; 20,249,786 and 20,060,311 shares issued and outstanding (net of treasury shares) at December 31, 2018 and 2017, respectively	2	2	2
Treasury stock, at cost; 2,588,484 shares at December 31, 2018 and 2017	(5,728)	(5,728)	(5,728)
Additional paid-in capital	145,516	145,428	148,163
Accumulated other comprehensive loss	0	(22)	(5)
Accumulated deficit	(115,537)	(113,880)	(114,633)
Total stockholders' equity	24,253	25,800	27,799
Total liabilities and stockholders' equity	$ 54,593	$ 50,594	$ 66,703